UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HILLS BANK & TRUST COMPANY
Address: 131 MAIN STREET
         PO BOX 100
         HILLS, IA 52235

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     JONI L. MCFARLAND
Title:    TRUST OPERATIONS OFFICER
Phone:    319-679-2178
Signature, Place, and Date of Signing:

    HILLS BANK & TRUST COMPANY  HILLS, IA    APRIL 01, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       61

Form 13F Information Table Entry Total:       $129,187



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AFLAC INC                      COM              001055102      263     7075 SH       DEFINED                  5875              1200
ABBOTT LABORATORIES            COM              002824100      273     5861 SH       DEFINED                  5861
ALLIANT ENERGY CORP            COM              018802108      223     8351 SH       DEFINED                  7051              1300
AMBAC FINANCIAL                COM              023139108     1126    15075 SH       DEFINED                 14700               375
AMERICAN EXPRESS CO            COM              025816109      565    11000 SH       DEFINED                 11000
AMERICAN INTERNATIONAL GROUP I COM              026874107     3260    58836 SH       DEFINED                 56671              2165
AMGEN                          COM              031162100     3516    60409 SH       DEFINED                 59169              1240
AUTOMATIC DATA PROCESSING INC  COM              053015103      328     7300 SH       DEFINED                  6000              1300
BANK OF AMERICA CORP           COM              060505104     1871    42442 SH       DEFINED                 42442
BELL SOUTH CORPORATION         COM              079860102      250     9543 SH       DEFINED                  9543
BERKSHIRE HATHAWAY             COM              084670108     1044       12 SH       DEFINED                     3                 9
BEST BUY COMPANY INC           COM              086516101     2452    45406 SH       DEFINED                 44441               965
CISCO SYSTEMS INC              COM              17275R102     3579   200064 SH       DEFINED                193774              6290
COMCAST CORP NEW CL A SPECIAL  COM              20030N200      244     7310 SH       DEFINED                  7310
DEERE & CO                     COM              244199105      355     5300 SH       DEFINED                  4500               800
DENTSPLY INTERNATIONAL         COM              249030107     2679    49245 SH       DEFINED                 48130              1115
DONALDSON                      COM              257651109     2420    74990 SH       DEFINED                 73615              1375
EBAY INC                       COM              278642103     1243    33375 SH       DEFINED                 32425               950
EMERSON ELECTRIC COMPANY       COM              291011104     3262    50254 SH       DEFINED                 49734               520
EXXON MOBIL CORP               COM              30231G102     5566    93394 SH       DEFINED                 91416              1978
FASTENAL CO                    COM              311900104     4079    73773 SH       DEFINED                 72123              1650
FIRST DATA CORP.               COM              319963104      632    16099 SH       DEFINED                 11799              4300
FISERV                         COM              337738108     2116    53167 SH       DEFINED                 51857              1310
GENERAL ELECTRIC CO            COM              369604103     6184   171519 SH       DEFINED                165984              5535
GILLETTE COMPANY               COM              375766102      687    13610 SH       DEFINED                 13610
HNI CORP                       COM              404251100      402     8965 SH       DEFINED                  7965              1000
H J HEINZ CO                   COM              423074103      443    12050 SH       DEFINED                  7050              5000
HERSHEY FOODS CORP.            COM              427866108      247     4100 SH       DEFINED                  4100
HOME DEPOT INC                 COM              437076102     4017   105063 SH       DEFINED                101886              3177
ILLINOIS TOOL WORKS INC.       COM              452308109     3734    41710 SH       DEFINED                 41045               665
INTEL CORP                     COM              458140100     4428   190621 SH       DEFINED                181671              8950
IBM                            COM              459200101     3275    35844 SH       DEFINED                 35469               375
JOHNSON & JOHNSON INC          COM              478160104     1994    29698 SH       DEFINED                 26512              3186
LILLY ELI & CO                 COM              532457108      208     4000 SH       DEFINED                  4000
MBNA CORP.                     COM              55262L100     2312    94205 SH       DEFINED                 87230              6975
MEDTRONIC INC                  COM              585055106     3386    66460 SH       DEFINED                 65110              1350
MICROSOFT CORPORATION          COM              594918104     3204   132597 SH       DEFINED                127272              5325
MOODYS                         COM              615369105     1271    15720 SH       DEFINED                 15420               300
OMNICOM GROUP INC              COM              681919106     1852    20925 SH       DEFINED                 20425               500
PAYCHEX INC                    COM              704326107      204     6230 SH       DEFINED                  6230
PEPSICO INCORPORATED           COM              713448108     5352   100936 SH       DEFINED                 98611              2325
PFIZER, INC                    COM              717081103     3841   146234 SH       DEFINED                142104              4130
T ROWE PRICE GROUP             COM              74144T108      253     4272 SH       DEFINED                  4272
PROCTER AND GAMBLE COMPANY     COM              742718109    13221   249454 SH       DEFINED                248164              1290
QCR HOLDINGS INC               COM              74727A104      244    11544 SH       DEFINED                 11544
SBC COMMUNICATIONS INC         COM              78387G103      227     9585 SH       DEFINED                  9585
MATERIALS SPDR                 COM              81369Y100     2650    87895 SH       DEFINED                 86345              1550
ENERGY SPDR                    COM              81369Y506     3294    76855 SH       DEFINED                 75055              1800
THE SOUTHERN COMPANY           COM              842587107      220     6929 SH       DEFINED                  6829               100
STATE STREET CORP COM          COM              857477103     1695    38775 SH       DEFINED                 38020               755
SUN LIFE FINANCIAL             COM              866796105      737    22675 SH       DEFINED                 22675
SUN TRUST BANKS                COM              867914103      358     4970 SH       DEFINED                  4470               500
SYSCO CORP                     COM              871829107     3959   110595 SH       DEFINED                107990              2605
TARGET CORP                    COM              87612E106      853    17055 SH       DEFINED                 16895               160
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209     1056    34105 SH       DEFINED                 30050              4055
US BANCORP                     COM              902973304     3987   138345 SH       DEFINED                109122             29223
VERIZON COMMUNICATIONS INC     COM              92343V104      528    14881 SH       DEFINED                 14881
WAL-MART STORES, INC           COM              931142103      293     5850 SH       DEFINED                  4850              1000
WALGREENS                      COM              931422109      335     7555 SH       DEFINED                  6555              1000
WELLS FARGO & CO               COM              949746101     3670    61386 SH       DEFINED                 59311              2075
WM WRIGLEY JR                  COM              982526105     3220    49109 SH       DEFINED                 48599               510